Retirement Plans (Details) - 401 (k) Plan - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 28, 2021	Feb. 03, 2021	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent of match on employee first percent of contribution			50.00%
Employer matching contribution, percent of employee first contribution			6.00%
Employer matching contributions	$ 2,200,000	$ 0		$ 1,800,000	$ 1,100,000
Expense related to defined contribution plan	$ 200,000	$ 2,300,000		$ 2,200,000	$ 1,200,000